RELATED PARTY TRANSACTIONS (Details 5)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Redbanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Automatic teller machine administration		Automatic teller machine administration	Automatic teller machine administration
Pulso Editorial S.A [Member]
Disclosure of transactions between related parties [line items]
Description	Publishing services		Publishing services
SMU S.A., Rendic Hnos S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Prepaid rent for space for ATMs		Prepaid rent for space for ATMs
CAI Gestion Inmobiliaria S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Commercial home (Department stores)		Commercial home (Department stores)
Unired S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Payment management		Payment management
Corp Imagen y Diseno S.A [Member]
Disclosure of transactions between related parties [line items]
Description	Other services		Other services
Corp Research S.A [Member]
Disclosure of transactions between related parties [line items]
Description	Management advisory services		Management advisory services
Compania de Seguros Vida Corp S.A. [Member]
Disclosure of transactions between related parties [line items]
Description			Brokerage of insurance premiums and office lease
Instituto profesional AIEP S.A [Member]
Disclosure of transactions between related parties [line items]
Description			Advertising services
Distribucion y Servicios META S.A. [Member]
Disclosure of transactions between related parties [line items]
Description			Other services
Transbank S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Credit Card processing		Credit Card processing	Credit card processing
Inversiones Santa Valentina S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Administrative consulting		Administrative consulting
Opina S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Publishing services		Publishing services
Compania de Seguros CorpSeguros S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Insurance	[1]	Insurance
Itau Chile Inversiones, Servicios y Administracion S.A. [Member]
Disclosure of transactions between related parties [line items]
Description			Office rent
Combanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Data transmission services		Data transmission services	Data transmission services
Servicios de Informacion Avanzada Comercial Financiera S.A [Member]
Disclosure of transactions between related parties [line items]
Description	Advisory		Advisory
Sinacofi S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Data transmission services	[1]	Data transmission services
Comder Contraparte Central S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Banking services		Banking services
Promoservice S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Promotion services		Promotion services
Inversiones Corp Group Interhold S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Administrative consulting		Administrative consulting
Operadora de Tarjeta de Credito Nexus S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Credit Card processing		Credit Card processing
Laborum.com Chile S.A. [Member]
Disclosure of transactions between related parties [line items]
Description			Publishing services
Corp Group Holding Inversiones Limitada [Member]
Disclosure of transactions between related parties [line items]
Description	Advisory services		Advisory services
Inmobiliaria Edificio Corpgroup S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Corporate office rent and building cost		Corporate office rent and building cost
Empresa Periodistica La Tercera S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Publishing services		Publishing services
Itau Chile Inversiones Servicios y Administracion S.A. [Member]
Disclosure of transactions between related parties [line items]
Description				Corporate office rent
Copesa S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Advertising
Nexus S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Credit card processing
Rendic Hnos S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Publishing services

[1]	These companies at the end of December 2017 are no considered related parties.